Fair Value Measurements - Derivatives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Aug. 31, 2013
Derivatives Fair Value
Loss to be reclassified during next 12 months	$ 7,900,000
Lotterie Nazionali S.r.l.
Derivatives Fair Value
Loss recognized in other comprehensive income (loss), effective portion	$ 200,000	$ 500,000
Equity interest in derivative instrument held by Lotterie Nazionali	20.00%
Interest rate swap
Derivatives Fair Value
Notional amounts of the forward contracts				$ 200,000,000	$ 500,000,000
Derivative, average fixed interest rate					2.151%
Gain recognized in other comprehensive income (loss), effective portion	$ 1,600,000		$ 1,600,000
Loss recognized in other comprehensive income (loss), effective portion		5,000,000	$ 1,000,000
Reclassification of loss recognized in other comprehensive income (loss), effective portion	5,200,000
Derivative liability, fair value	11,900,000
Interest rate swap | Other long-term liabilities
Derivatives Fair Value
Derivative liability, fair value	4,000,000	$ 9,500,000
Interest rate swap | Accrued liabilities
Derivatives Fair Value
Derivative liability, fair value	$ 7,900,000
LIBOR | Interest rate swap
Derivatives Fair Value
Variable interest rate					1.00%